STOCKHOLDERS' EQUITY - Distribution Reinvestment Plan (Details) - USD ($) $ in Thousands, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock issued through distribution reinvestment plan	$ 6,660	$ 28,774	$ 34,191	$ 82,388	$ 91,764
Distribution reinvestment plan
Class of Stock [Line Items]
Dividend reinvestment plan, termination notice period			10 days
Shares issued pursuant to a distribution reinvestment plan (shares)			4.2	9.3	9.6
Common stock issued through distribution reinvestment plan			$ 34,200	$ 82,400	$ 91,800